Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Excess tax benefit realized for the tax deductions of share-based arrangements	$ 5,237	$ 0	$ 0
Net unrealized loss on marketable securities, net of tax	$ 942	$ 156
Restricted cash			$ 6,300